Short Term Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Term Bank Loans [Abstract]
Interest expense for above short term bank	$ 149,060	$ 144,080	$ 203,380
Fixed interest rate	3.90%	4.10%	5.10%